NOTE 31. KEY MANAGEMENT PERSONNEL DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
Remuneration

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Short-term employee benefits	1,929,914	1,586,604	1,645,794
Post-employment benefits	6,196	5,124	7,703
Total	1,936,110	1,591,728	1,653,497